Employee benefits - Amount Included in the Statement of Financial Position Arising from the Company's Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 185.4	€ 187.8	€ 165.1
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	266.7	267.6	244.0
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(81.3)	(79.8)
Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	180.5	182.9	159.4
Defined benefit retirement plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	261.8	262.7	238.3
Defined benefit retirement plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(81.3)	(79.8)	(78.9)
Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	4.9	4.9	5.7
Post-employment medical benefits and other benefits | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	4.9	4.9	€ 5.7
Post-employment medical benefits and other benefits | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0.0	0.0
Unfunded Plan | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	70.6	67.4
Unfunded Plan | Defined benefit retirement plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	65.7	62.5
Unfunded Plan | Post-employment medical benefits and other benefits | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	4.9	4.9
Funded Plan | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	196.1	200.2
Funded Plan | Defined benefit retirement plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	196.1	200.2
Funded Plan | Post-employment medical benefits and other benefits | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 0.0	€ 0.0